Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 041
EBP, Description of Plan [Line Items]
Plan Termination	PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth under ERISA. In the event of termination, the net assets of the Plan will be distributed in accordance with ERISA.